Employee benefit plans - Plan investment policy (Details)	12 Months Ended
Dec. 31, 2022
Employee benefit plans
Preferred investment mix, long-term growth and income (as a percent)	99.00%
Preferred investment mix, cash and cash equivalents (as a percent)	1.00%
Target investment allocation for equity (as a percent)	26.00%
Target investment allocation for fixed income investments (as a percent)	74.00%
Minimum time horizon for invested funds	5 years